COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2025
COMMITMENTS AND CONTINGENCIES
Schedule of maturities of operating lease libilities
2025	$60,480
2026	40,320
Total lease payments	100,800
Less interest	(17,751)
Present value of lease liabilities	$83,049